Short-term loan - Schedule Of Short Term Debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 5,000	$ 725	¥ 150,000